Note 7 - Investment in Associate (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Equity method investee, number of shares held			26,750,000
Other comprehensive income, before tax, gains (losses) from investments in equity instruments			$ 95,892
Impairment of investment in associate			$ 470,700